Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefit expense
Schedule of employee benefits

	2022[2]	2021	2020
	£m	£m	£m
Wages and salaries[1]	1,582	1,225	1,141
Social security costs	154	138	129
Share-based payments	17	10	6
Pension costs:
– defined contribution plans	22	31	27
– defined benefit plans	2	1	2
	1,777	1,405	1,305
1.	Wages and salaries are net of any local government wage-related grants as disclosed in Note D5.

2.Including £41m staff costs reported as one-off and adjusting items (see note A7).

Schedule of monthly average number of people employed by Group

	2022	2021	2020
	Number	Number	Number
Processing and service delivery	38,256	34,163	33,174
Sales and marketing	5,993	5,400	5,272
Administration and overheads	7,226	6,468	6,142
	51,475	46,031	44,588

Schedule of emoluments of the Directors of Rentokil Initial plc

	Highest
	paid	Other
	Director	Directors
	£000	£000
2020
Aggregate emoluments excluding share options	867.3	575.6
Aggregate gains made by Directors on exercise of share options	—	—
Aggregate amount receivable under long-term incentive schemes	3,187.9	1,325.6
Aggregate value of Company contributions to defined contribution pension schemes	—	—
	4,055.2	1,901.2
2021
Aggregate emoluments excluding share options	2,661.2	1,444.0
Aggregate gains made by Directors on exercise of share options	916.3	370.6
Aggregate amount receivable under long-term incentive schemes	3,340.0	145.9
Aggregate value of Company contributions to defined contribution pension schemes	—	—
	6,917.5	1,960.5
2022
Aggregate emoluments excluding share options	2,698.7	1,557.5
Aggregate gains made by Directors on exercise of share options	—	233.8
Aggregate amount receivable under long-term incentive schemes	831.9	380.3
Aggregate value of Company contributions to defined contribution pension schemes	—	—
	3,530.6	2,171.6

Schedule of number of Directors accruing retirement benefits, exercising share options and receiving shares in incentive schemes

	2022	2021	2020
	Number	Number	Number
Number of Directors accruing retirement benefits
– defined contribution schemes	—	2	3
– defined benefit schemes	—	—	—
Number of Directors exercising share options[1]	1	2	2
Number of Directors receiving shares as part of long-term incentive schemes	2	2	3
1.	The highest paid Director exercised nil (2021: 163,625; 2020: nil) share options during the year.